                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2032

                         MFS GROWTH OPPORTUNITIES FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 3/31/05


MFS(R) GROWTH OPPORTUNITIES FUND


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2005

ISSUER                                                                                           SHARES             $ VALUE
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STOCKS - 96.5%
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AEROSPACE - 1.1%
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Lockheed Martin Corp.^                                                                           80,800      $    4,933,648
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AIRLINES - 1.0%
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Southwest Airlines Co.^                                                                         323,200      $    4,602,368
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APPAREL MANUFACTURERS - 0.4%
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Polo Ralph Lauren Corp., "A"                                                                     41,700      $    1,617,960
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AUTOMOTIVE - 1.7%
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Harley-Davidson, Inc.^                                                                          133,000      $    7,682,080
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BANKS & CREDIT COMPANIES - 1.2%
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Citigroup, Inc.^                                                                                 96,866      $    4,353,158
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SLM Corp.^                                                                                       25,200           1,255,968
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                                                                                                             $    5,609,126
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BIOTECHNOLOGY - 5.3%
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Amgen, Inc.*                                                                                    217,900      $   12,683,959
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Celgene Corp.^*                                                                                  42,000           1,430,100
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Genzyme Corp.*                                                                                  110,200           6,307,848
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ImClone Systems, Inc.^*                                                                         108,200           3,732,900
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                                                                                                             $   24,154,807
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BROADCAST & CABLE TV - 4.6%
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Citadel Broadcasting Corp.*                                                                     245,600      $    3,372,088
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Comcast Corp., "Special A"^*                                                                    221,000           7,381,400
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EchoStar Communications Corp., "A"^                                                             166,080           4,857,840
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Time Warner, Inc.^*                                                                             143,000           2,509,650
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Univision Communications, Inc., "A"^*                                                            87,300           2,417,337
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                                                                                                             $   20,538,315
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BROKERAGE & ASSET MANAGERS - 1.2%
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Goldman Sachs Group, Inc.                                                                         8,600      $      945,914
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Merrill Lynch & Co., Inc.^                                                                       78,800           4,460,080
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                                                                                                             $    5,405,994
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BUSINESS SERVICES - 1.9%
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Accenture Ltd., "A"^*                                                                           188,300      $    4,547,445
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Fiserv, Inc.*                                                                                   104,800           4,171,040
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                                                                                                             $    8,718,485
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CHEMICALS - 1.0%
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3M Co.^                                                                                          54,800      $    4,695,812
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COMPUTER SOFTWARE - 8.4%
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Amdocs Ltd.*                                                                                    118,600      $    3,368,240
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Computer Associates International, Inc.                                                           8,633             233,954
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Microsoft Corp.                                                                                 730,700          17,661,019
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Oracle Corp.*                                                                                   591,000           7,375,680
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Symantec Corp.*                                                                                 439,100           9,366,003
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                                                                                                             $   38,004,896
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COMPUTER SOFTWARE - SYSTEMS - 4.4%
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CDW Corp.^                                                                                      137,900      $    7,816,172
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Dell, Inc.*                                                                                     309,600          11,894,832
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                                                                                                             $   19,711,004
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CONSUMER GOODS & SERVICES - 2.8%
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Apollo Group, Inc., "A"^*                                                                        87,500      $    6,480,250
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Career Education Corp.*                                                                          40,900           1,401,234
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Procter & Gamble Co.^                                                                            88,600      $    4,695,800
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                                                                                                             $   12,577,284
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ELECTRICAL EQUIPMENT - 2.9%
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Emerson Electric Co.^                                                                            82,300      $    5,343,739
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Hubbell, Inc., "B"^                                                                              23,500           1,200,850
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Tyco International Ltd.^                                                                        194,500           6,574,100
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                                                                                                             $   13,118,689
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ELECTRONICS - 2.3%
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Amphenol Corp., "A"                                                                              57,500      $    2,129,800
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Analog Devices, Inc.^                                                                           129,200           4,669,288
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Xilinx, Inc.^                                                                                   124,100           3,627,443
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                                                                                                             $   10,426,531
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ENERGY - INDEPENDENT - 0.3%
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Arch Coal, Inc.^                                                                                 18,700      $      804,287
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Massey Energy Co.                                                                                17,900             716,716
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                                                                                                             $    1,521,003
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FOOD & DRUG STORES - 1.4%
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CVS Corp.                                                                                       120,900      $    6,361,758
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FOOD & NON-ALCOHOLIC BEVERAGES - 3.6%
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PepsiCo, Inc.                                                                                   220,000      $   11,666,600
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SYSCO Corp.^                                                                                    131,000           4,689,800
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                                                                                                             $   16,356,400
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GAMING & LODGING - 1.0%
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Carnival Corp.                                                                                   57,100      $    2,958,351
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Cendant Corp.^                                                                                   82,900           1,702,766
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                                                                                                             $    4,661,117
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GENERAL MERCHANDISE - 5.5%
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Family Dollar Stores, Inc.^                                                                     144,600      $    4,390,056
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Kohl's Corp.*                                                                                    66,500           3,433,395
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Target Corp.                                                                                    131,200           6,562,624
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Wal-Mart Stores, Inc.                                                                           204,700          10,257,517
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                                                                                                             $   24,643,592
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INSURANCE - 1.9%
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American International Group, Inc.                                                               75,000      $    4,155,750
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St. Paul Travelers Cos., Inc.^                                                                  125,700           4,616,961
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                                                                                                             $    8,772,711
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INTERNET - 2.6%
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Amazon.com, Inc.*                                                                                60,300      $    2,066,481
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IAC/InterActiveCorp^*                                                                           318,200           7,086,314
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Yahoo!, Inc.^*                                                                                   70,600           2,393,340
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                                                                                                             $   11,546,135
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LEISURE & TOYS - 1.3%
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Electronic Arts, Inc.^*                                                                         114,600      $    5,933,988
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MACHINERY & TOOLS - 3.4%
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Caterpillar, Inc.^                                                                               87,500      $    8,001,000
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Illinois Tool Works, Inc.^                                                                       80,900           7,242,977
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                                                                                                             $   15,243,977
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MEDICAL & HEALTH TECHNOLOGY & Services - 3.6%
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Caremark Rx, Inc.*                                                                              125,800      $    5,004,324
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Community Health Systems, Inc.*                                                                 131,300           4,583,683
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HCA, Inc.^                                                                                      125,200      $    6,706,964
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                                                                                                             $   16,294,971
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MEDICAL EQUIPMENT - 3.0%
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Boston Scientific Corp.*                                                                         71,500      $    2,094,235
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Medtronic, Inc.                                                                                 176,500           8,992,675
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Thermo Electron Corp.*                                                                           87,900           2,222,991
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                                                                                                             $   13,309,901
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METALS & MINING - 0.7%
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Companhia Vale do Rio Doce, ADR^                                                                 97,800      $    3,091,458
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OIL SERVICES - 2.4%
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BJ Services Co.^                                                                                 46,800      $    2,427,984
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GlobalSantaFe Corp.                                                                              63,300           2,344,632
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Noble Corp.^                                                                                     42,700           2,400,167
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Smith International, Inc.^                                                                       37,700           2,364,921
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Tenaris S.A., ADR^                                                                               19,500           1,199,445
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                                                                                                             $   10,737,149
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PERSONAL COMPUTERS & PERIPHERALS - 2.1%
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Lexmark International, Inc., "A"^*                                                              117,900      $    9,428,463
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PHARMACEUTICALS - 11.9%
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Abbott Laboratories                                                                             209,600      $    9,771,552
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Allergan, Inc.^                                                                                  43,900           3,049,733
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Eli Lilly & Co.^                                                                                 88,000           4,584,800
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Johnson & Johnson                                                                               254,500          17,092,220
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Roche Holding AG                                                                                 52,500           5,626,332
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Wyeth^                                                                                          322,400          13,598,832
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                                                                                                             $   53,723,469
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RESTAURANTS - 0.6%
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Outback Steakhouse, Inc.                                                                         62,700      $    2,871,033
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SPECIALTY STORES - 2.9%
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Best Buy Co., Inc.^                                                                              60,100      $    3,246,001
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CarMax, Inc.^*                                                                                   93,100           2,932,650
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Lowe's Cos., Inc.                                                                                82,200           4,692,798
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PETsMART, Inc.^                                                                                  81,900           2,354,625
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                                                                                                             $   13,226,074
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TELECOMMUNICATIONS - WIRELESS - 0.5%
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Vodafone Group PLC, ADR^                                                                         90,468      $    2,402,830
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TELECOMMUNICATIONS - WIRELINE - 5.1%
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Cisco Systems, Inc.^*                                                                         1,214,900      $   21,734,561
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QUALCOMM, Inc.^                                                                                  40,100           1,469,665
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                                                                                                             $   23,204,226
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TELEPHONE SERVICES - 1.0%
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Sprint Corp.^                                                                                   201,050      $    4,573,888
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TRUCKING - 1.5%
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FedEx Corp.^                                                                                     73,400      $    6,895,930
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Total Stocks (Identified Cost, $390,750,148)                                                                   $436,597,072
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ISSUER                                                                                       PAR AMOUNT             $ VALUE
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SHORT-TERM OBLIGATIONS - 4.1% <
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American Express Credit Corp., 2.58%, due 4/01/05                                           $   271,000      $      271,000
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General Electric Capital Corp., 2.84%, due 4/01/05                                           18,199,000          18,199,000
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Total Short-Term Obligations, at Amortized Cost                                                                 $18,470,000
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COLLATERAL FOR SECURITIES LOANED - 23.5%
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Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   106,328,384      $  106,328,384
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Total Investments (Identified Cost, $515,548,532)                                                            $  561,395,456
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OTHER ASSETS, LESS LIABILITIES - (24.1)%                                                                       (109,200,774)
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Net Assets - 100.0%                                                                                          $  452,194,682
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      * Non-income producing security.
      ^ All or a portion of this security is on loan.
      < The rate shown represents an annualized yield at time of purchase.
        ADR = American Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $516,708,937
                                                                   ============
Gross unrealized appreciation                                      $ 53,783,769
Gross unrealized depreciation                                        (9,097,250)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $ 44,686,519
                                                                   ============

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GROWTH OPPORTUNITIES FUND
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.